19 Financial instruments (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Borrowings and financing	R$ (7,831)	R$ (8,821)
Cash and cash equivalents	3,532	5,026
Derivative financial instruments	68	40
Net debt	(4,231)	(3,755)
Shareholders' equity	R$ (1,347)	R$ (9,701)	R$ (3,024)
% Net debt over shareholders' equity	314.00%	39.00%